Regulatory Requirements	12 Months Ended
Mar. 31, 2012
Regulatory Requirements [Abstract]
Regulatory Requirements

20. Regulatory requirements:

Until the end of March 2011, the Company calculated its consolidated capital adequacy ratio according to the “Criteria for bank holding companies to judge whether their capital adequacy status is appropriate in light of their own and their subsidiaries’ asset holdings, etc. under Article 52-25 of the Banking Act”, as permitted under the provision in the “Comprehensive Guidelines for Supervision of Financial Instruments Business Operators, etc.”. In April 2011, the Company has been assigned as Final Designated Parent Company who must calculate consolidated regulatory capital adequacy ratio and since then, our consolidated regulatory capital adequacy ratio is calculated based on FSA’s ministerial notice of the “Establishment of standards on sufficiency of capital stock of a final designated parent company and its subsidiary entities, etc. compared to the assets held thereby” (2010 FSA Regulatory Notice No. 130; “Capital Adequacy Notice on Final Designated Parent Company”). Note that Capital Adequacy Notice on Final Designated Parent Company has revised in line with Basel 2.5 and we calculate Basel 2.5-based consolidated regulatory capital adequacy ratio since December 2011.

In accordance with Article 3 of the Capital Adequacy Notice on Final Designated Parent Company, our consolidated regulatory capital adequacy ratio is calculated based on the amounts of qualifying capital, credit risk-weighted assets, market risk, and operational risk. Also in accordance with Article 2 of the Capital Adequacy Notice on Final Designated Parent Company, our consolidated regulatory capital adequacy ratio is higher than 8%. As of March 31, 2011 and 2012, the Company was in compliance with the minimum capital requirement.

Under the Financial Instruments and Exchange Act (the “FIEA”), NSC is subject to the capital adequacy rules of the FSA. This rule requires the maintenance of a capital adequacy ratio, which is defined as the ratio of adjusted capital to a quantified total of business risk, of not less than 120%. Adjusted capital is defined as net worth (which includes shareholders’ equity, net unrealized gains and losses on securities held, reserves and subordinated debts) less illiquid assets. The business risks are divided into three categories: (1) market risks, (2) counterparty risks, and (3) basic risks. Under this rule, there are no restrictions on the operations of the companies provided that the resulting net capital adequacy ratio exceeds 120%. As of March 31, 2011 and 2012, the capital adequacy ratio of NSC exceeded 120%.

Financial Instruments Firms in Japan are required to segregate cash deposited by clients on securities transactions under the FIEA. As of March 31, 2011 and 2012, NSC segregated bonds with a market value of ¥394,863 million and ¥269,979 million and equities with a market value of ¥nil and ¥6,353 million, respectively, which were either included in Trading assets on the accompanying consolidated balance sheets or borrowed under lending and borrowing securities contracts, as a substitute for cash.

In the U.S., Nomura Securities International, Inc. (“NSI”) is registered as a broker-dealer under the Securities Exchange Act of 1934 and as a futures commission merchant with the Commodity Futures Trading Commission (“CFTC”). NSI is also regulated by self-regulatory organizations, such as the Financial Industry Regulatory Authority and the Chicago Mercantile Exchange Group as its designated self regulatory organization. NSI is subject to the Securities and Exchange Commission’s Uniform Net Capital Rule (“Rule 15c3-1”) and other related rules, which require net capital, as defined under the alternative method, of not less than the greater of $1,000,000 or 2% of aggregate debit items arising from client transactions. The subsidiary is also subject to CFTC Regulation 1.17 which requires the maintenance of net capital of 8% of the total risk margin requirement, as defined, for all positions carried in client accounts and nonclient accounts or $1,000,000, whichever is greater. The subsidiary is required to maintain net capital in accordance with the SEC, CFTC, or other various exchange requirements, whichever is greater. As of March 31, 2011 and 2012, the subsidiary was in compliance with all applicable regulatory capital adequacy requirements.

In Europe, the Nomura Europe Holdings plc (“NEHS”) is regulated on a consolidated basis by the Financial Services Authority in the U.K., which imposes minimum capital adequacy requirements to the NEHS. Nomura International plc (“NIP”), the most significant of NEHS’ subsidiaries, acts as a securities brokerage and dealing business. NIP is regulated and has minimum capital adequacy requirements imposed on it on a standalone basis by the Financial Services Authority in the U.K. Nomura Bank International plc (“NBI”), another subsidiary of NEHS, is also regulated by the Financial Services Authority in the U.K. on a standalone basis. As of March 31, 2011 and 2012, the NEHS, NIP and NBI were in compliance with all relevant regulatory capital related requirements.

In Asia, Nomura International (Hong Kong) Limited (“NIHK”) and Nomura Singapore Ltd (“NSL”) are regulated by the respective authorities. NIHK is licensed by the Securities and Futures Commission in Hong Kong to carry out regulated activities including the provision of securities brokerage and dealing, underwriting, investment advisory and securities margin financing services for its clients. NIHK has a branch located in Taiwan which is regulated by its local regulators under its respective jurisdictions. Activities of NIHK including its branch are subject to the Securities and Futures (Financial Resources) Rules which require it, at all times, to maintain its liquid capital at a level not less than its required liquid capital. Liquid capital means an amount by which its liquid assets exceed its ranking liabilities. Required liquid capital is calculated in accordance with the provisions laid down in the Securities and Futures (Financial Resources) Rules. NSL is a merchant bank with Asian Currency Unit (“ACU”) license governed by the Monetary Authority of Singapore (“MAS”). NSL carries out its ACU regulated activities including, among others, securities brokerage and dealing business. The regulations require NSL to maintain a minimum capital of SGD3 million. Currently, NSL is observing relevant financial ratios which fulfill the requirement from MAS. As of March 31, 2011 and 2012, NIHK and NSL were in compliance with all relevant regulatory capital related requirements.